Note 2 - Investments - Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fixed maturity securities, amortized cost	$ 350,585,324	$ 399,525,617
Fixed maturity securities, gross unrealized gains	17,138,134	19,148,943
Fixed maturity securities, gross unrealized losses	1,375,459	9,527,753
Fixed maturity securities	366,347,999	409,146,807
Equity securities, amortized cost	7,691,597	7,452,666
Equity securities, gross unrealized gains	1,399,491	702,497
Equity securities, gross unrealized losses	335,020	538,374
Equity securities	8,756,068	7,616,789
Securities, amortized cost	358,276,921	406,978,283
Securities, gross unrealized gains	18,537,625	19,851,440
Securities, gross unrealized losses	1,710,479	10,066,127
Securities	375,104,067	416,763,596
US Government Agencies Debt Securities [Member]
Fixed maturity securities, amortized cost	21,882,312	23,373,714
Fixed maturity securities, gross unrealized gains	360,723	642,038
Fixed maturity securities, gross unrealized losses	9,416
Fixed maturity securities	22,233,619	24,015,752
US States and Political Subdivisions Debt Securities [Member]
Fixed maturity securities, amortized cost	35,403,214	36,830,198
Fixed maturity securities, gross unrealized gains	4,153,294	4,511,826
Fixed maturity securities, gross unrealized losses	31,260	136,585
Fixed maturity securities	39,525,248	41,205,439
Corporate Debt Securities [Member]
Fixed maturity securities, amortized cost	202,578,595	229,425,035
Fixed maturity securities, gross unrealized gains	9,355,481	10,338,999
Fixed maturity securities, gross unrealized losses	953,527	4,587,896
Fixed maturity securities	210,980,549	235,176,138
Foreign [Member]
Fixed maturity securities, amortized cost	51,081,850	65,010,084
Fixed maturity securities, gross unrealized gains	1,731,092	1,731,076
Fixed maturity securities, gross unrealized losses	283,363	4,682,638
Fixed maturity securities	52,529,579	62,058,522
Asset-backed Securities [Member]
Fixed maturity securities, amortized cost		143,552
Fixed maturity securities, gross unrealized gains		457
Fixed maturity securities, gross unrealized losses
Fixed maturity securities		144,009
Commercial Mortgage Backed Securities [Member]
Fixed maturity securities, amortized cost	6,717,214	6,830,520
Fixed maturity securities, gross unrealized gains	198,857	148,314
Fixed maturity securities, gross unrealized losses		15,592
Fixed maturity securities	6,916,071	6,963,242
Residential Mortgage Backed Securities [Member]
Fixed maturity securities, amortized cost	32,065,365	37,200,599
Fixed maturity securities, gross unrealized gains	1,314,373	1,776,233
Fixed maturity securities, gross unrealized losses	72,741	62,255
Fixed maturity securities	33,306,997	38,914,577
Redeemable Preferred Stock [Member]
Fixed maturity securities, amortized cost	856,774	711,915
Fixed maturity securities, gross unrealized gains	24,314
Fixed maturity securities, gross unrealized losses	25,152	42,787
Fixed maturity securities	855,936	669,128
U.S. Agencies [Member]
Equity securities, amortized cost	707,900	707,900
Equity securities, gross unrealized gains
Equity securities, gross unrealized losses
Equity securities	707,900	707,900
Mutual Funds [Member]
Equity securities, amortized cost	318,284	318,284
Equity securities, gross unrealized gains	28,840
Equity securities, gross unrealized losses		14,253
Equity securities	347,124	304,031
Common Stock [Member]
Equity securities, amortized cost	6,665,413	6,426,482
Equity securities, gross unrealized gains	1,370,651	702,497
Equity securities, gross unrealized losses	335,020	524,121
Equity securities	$ 7,701,044	$ 6,604,858